July 12, 2016

Via EDGAR Correspondence Filing

Dominic Minore, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:              RiverNorth Marketplace Lending Corporation (the “Fund”)
File Nos. 333-204886, 811-23067

Dear Mr. Minore:

We have received your comments, provided by telephone on July 7, 2016, regarding the correspondence submitted by the Fund on July 5, 2016 relating to Pre-effective Amendment No. 3 to the Registration Statement on Form N-2 for the Fund.  In response to your comments, enclosed for your review please find the following documents relating to the Fund:

•	Letter responding to SEC Staff comments to the Registration Statement received July 7, 2016;
•	Revised Preliminary Prospectus draft;
•	Revised Preliminary Statement of Additional Information draft;
•	Certain Exhibits to be included with the next anticipated Pre-effective Amendment to the Registration Statement.

We appreciate your prompt attention to this filing.  If you have any questions or comments or would like to discuss our responses to your questions, please feel free to contact Walt Draney at (312) 845-3273 or the undersigned at (312) 845-3850

Very truly yours,

Chapman and Cutler LLP

By	/s/ E. Roy Kim
E. Roy Kim, Esq.

cc:	Morrison Warren, Esq., Chapman and Cutler LLP;
Walter L. Draney, Esq., Chapman and Cutler LLP
Marcus L. Collins, Esq., RiverNorth Capital Management, LLC